Other financial assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Colombian pesos [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	5.60%	5.40%
USD$ Million
Disclosure of Other financial assets [line Items]
Average rate of return on investments	2.30%	3.60%